FINANCIAL INSTRUMENTS AND CAPITAL MANAGEMENT - Disclosure of carrying value of financial assets and liabilities (Details) - CAD ($)	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
FVTPL
Cash and cash equivalents	$ 11,627,913	$ 19,760,015	$ 799,929	$ 79,991
Amortized cost
Accounts payable and accrued liabilities	1,404,561	638,573
FVTPL [Member]
FVTPL
Cash	11,541,663	19,673,765
Guaranteed investment certificate	86,250	86,250
Cash and cash equivalents	11,627,913	19,760,015
Amortized cost [Member]
Amortized cost
Accounts payable and accrued liabilities	$ 1,404,561	$ 638,573